Intangible Liabilities/Assets – Charter Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Liabilitiesassets Charter Agreements
Amortization income of intangible liabilities-charter agreements	$ 45,430	$ 541	$ (1,933)
Amortization of intangible liabilities	45,430	2,008
Amortization of intangible asset	(0)	1,467
Amortization of intangible liabilities - related party	$ 6,882	$ 1,782	$ 1,771
Weighted average useful lives	1 year 7 months 9 days